Long-term Debt (Details 3) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014
Senior unsecured credit facility
Long-term debt
Face amount of debt	$ 1,000.0
Gross outstanding balance	450
Available borrowing capacity	550
Revolving credit facility
Long-term debt
Face amount of debt	700.0
Gross outstanding balance on revolving credit facility	150
Term Loan A facility
Long-term debt
Face amount of debt	300.0
Gross outstanding balance	$ 300